Distribution Date:	01/12/23	DBJPM 2017-C6 Mortgage Trust
Determination Date:	01/06/23
Next Distribution Date:	02/10/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5-6		Association
Additional Information	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	8		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Certificate Ratings Detail	9	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Bond / Collateral Reconciliation - Balances	10		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Current Mortgage Loan and Property Stratification	11-15		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	16-17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Mortgage Loan Detail (Part 2)	18-19
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Principal Prepayment Detail	20				trustadministrationgroup@wellsfargo.com
Historical Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	22	Representations Reviewer
Collateral Stratification and Historical Detail	23		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25	Rating Agency	Fitch Ratings, Inc.
Modified Loan Detail	26			(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
Historical Liquidated Loan Detail	27
		Rating Agency	Moody's Investors Service, Inc
Historical Bond / Collateral Loss Reconciliation Detail	28
			General Contact	(212) 553-1653
Interest Shortfall Detail - Collateral Level	29		7 World Trade Center, at 250 Greenwich Street | New York, NY 10007 | United States
Supplemental Notes	30	Rating Agency	Standard & Poor's Rating Services
				(212) 438-2430
			55 Water Street | New York, NY 10041 | United States
		Rating Agency	DBRS, Inc.
			US office	(312) 332-3492
			333 West Wacker Drive, Suite 1800 | Chicago, IL 60606 | United States
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312JAA1	1.907000%	24,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	31.89%
A-2	23312JAB9	2.917000%	96,439,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	31.89%
A-3	23312JAC7	3.269000%	151,000,000.00	112,978,724.21	139,964.79	307,772.87	0.00	0.00	447,737.66	112,838,759.42	36.61%	31.89%
A-SB	23312JAD5	3.121000%	35,950,000.00	31,946,596.54	587,866.47	83,087.77	0.00	0.00	670,954.24	31,358,730.07	36.61%	31.89%
A-4	23312JAE3	3.071000%	200,000,000.00	200,000,000.00	0.00	511,833.33	0.00	0.00	511,833.33	200,000,000.00	36.61%	31.89%
A-5	23312JAF0	3.328000%	263,878,000.00	263,878,000.00	0.00	731,821.65	0.00	0.00	731,821.65	263,878,000.00	36.61%	31.89%
A-M	23312JAH6	3.561000%	104,674,000.00	104,674,000.00	0.00	310,620.10	0.00	0.00	310,620.10	104,674,000.00	25.70%	22.65%
B	23312JAJ2	3.792000%	48,205,000.00	48,205,000.00	0.00	152,327.80	0.00	0.00	152,327.80	48,205,000.00	20.67%	18.39%
C	23312JAK9	4.174000%	49,582,000.00	49,582,000.00	0.00	172,462.72	0.00	0.00	172,462.72	49,582,000.00	15.50%	14.01%
D	23312JAQ6	3.183661%	53,714,000.00	53,714,000.00	0.00	142,505.96	0.00	0.00	142,505.96	53,714,000.00	9.90%	9.27%
E-RR	23312JAT0	4.183661%	26,168,000.00	26,168,000.00	0.00	91,231.70	0.00	0.00	91,231.70	26,168,000.00	7.18%	6.96%
F-RR	23312JAV5	4.183661%	11,018,000.00	11,018,000.00	0.00	38,412.98	0.00	0.00	38,412.98	11,018,000.00	6.03%	5.98%
G-RR*	23312JAX1	4.183661%	37,187,594.00	31,750,498.07	0.00	97,486.14	0.00	(176,698.40)	97,486.14	31,927,196.47	2.70%	2.70%
VRR Interest	N/A	4.183661%	30,574,810.00	25,915,415.57	20,196.76	89,984.57	0.00	(4,903.24)	110,181.33	25,900,122.05	0.00%	0.00%
S	23312JAZ6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23312JBA0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,132,400,404.02	959,830,234.39	748,028.02	2,729,547.59	0.00	(181,601.64)	3,477,575.61	959,263,808.01

X-A	23312JAG8	0.912130%	875,951,000.00	713,477,320.75	0.00	542,320.19	0.00	0.00	542,320.19	712,749,489.49
X-B	23312JAL7	0.197971%	97,787,000.00	97,787,000.00	0.00	16,132.51	0.00	0.00	16,132.51	97,787,000.00
X-D	23312JAN3	1.000000%	53,714,000.00	53,714,000.00	0.00	44,761.67	0.00	0.00	44,761.67	53,714,000.00
Notional SubTotal			1,027,452,000.00	864,978,320.75	0.00	603,214.37	0.00	0.00	603,214.37	864,250,489.49

Deal Distribution Total					748,028.02	3,332,761.96	0.00	(181,601.64)	4,080,789.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312JAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312JAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	23312JAC7	748.20347159	0.92691914	2.03823093	0.00000000	0.00000000	0.00000000	0.00000000	2.96515007	747.27655245
A-SB	23312JAD5	888.63968122	16.35233574	2.31120362	0.00000000	0.00000000	0.00000000	0.00000000	18.66353936	872.28734548
A-4	23312JAE3	1,000.00000000	0.00000000	2.55916665	0.00000000	0.00000000	0.00000000	0.00000000	2.55916665	1,000.00000000
A-5	23312JAF0	1,000.00000000	0.00000000	2.77333332	0.00000000	0.00000000	0.00000000	0.00000000	2.77333332	1,000.00000000
A-M	23312JAH6	1,000.00000000	0.00000000	2.96750005	0.00000000	0.00000000	0.00000000	0.00000000	2.96750005	1,000.00000000
B	23312JAJ2	1,000.00000000	0.00000000	3.16000000	0.00000000	0.00000000	0.00000000	0.00000000	3.16000000	1,000.00000000
C	23312JAK9	1,000.00000000	0.00000000	3.47833327	0.00000000	0.00000000	0.00000000	0.00000000	3.47833327	1,000.00000000
D	23312JAQ6	1,000.00000000	0.00000000	2.65305060	0.00000000	0.00000000	0.00000000	0.00000000	2.65305060	1,000.00000000
E-RR	23312JAT0	1,000.00000000	0.00000000	3.48638413	0.00000000	0.00000000	0.00000000	0.00000000	3.48638413	1,000.00000000
F-RR	23312JAV5	1,000.00000000	0.00000000	3.48638410	0.00000000	0.00000000	0.00000000	0.00000000	3.48638410	1,000.00000000
G-RR	23312JAX1	853.79274793	0.00000000	2.62146941	0.35518001	17.22506678	0.00000000	(4.75154160)	2.62146941	858.54428953
VRR Interest	N/A	847.60675765	0.66056862	2.94309499	0.01198765	0.58136093	0.00000000	(0.16036862)	3.60366360	847.10655765
S	23312JAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	23312JBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312JAG8	814.51738824	0.00000000	0.61912161	0.00000000	0.00000000	0.00000000	0.00000000	0.61912161	813.68648416
X-B	23312JAL7	1,000.00000000	0.00000000	0.16497602	0.00000000	0.00000000	0.00000000	0.00000000	0.16497602	1,000.00000000
X-D	23312JAN3	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/22 - 12/30/22	30	0.00	307,772.87	0.00	307,772.87	0.00	0.00	0.00	307,772.87	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	83,087.77	0.00	83,087.77	0.00	0.00	0.00	83,087.77	0.00
A-4	12/01/22 - 12/30/22	30	0.00	511,833.33	0.00	511,833.33	0.00	0.00	0.00	511,833.33	0.00
A-5	12/01/22 - 12/30/22	30	0.00	731,821.65	0.00	731,821.65	0.00	0.00	0.00	731,821.65	0.00
X-A	12/01/22 - 12/30/22	30	0.00	542,320.19	0.00	542,320.19	0.00	0.00	0.00	542,320.19	0.00
X-B	12/01/22 - 12/30/22	30	0.00	16,132.51	0.00	16,132.51	0.00	0.00	0.00	16,132.51	0.00
X-D	12/01/22 - 12/30/22	30	0.00	44,761.67	0.00	44,761.67	0.00	0.00	0.00	44,761.67	0.00
A-M	12/01/22 - 12/30/22	30	0.00	310,620.10	0.00	310,620.10	0.00	0.00	0.00	310,620.10	0.00
B	12/01/22 - 12/30/22	30	0.00	152,327.80	0.00	152,327.80	0.00	0.00	0.00	152,327.80	0.00
C	12/01/22 - 12/30/22	30	0.00	172,462.72	0.00	172,462.72	0.00	0.00	0.00	172,462.72	0.00
D	12/01/22 - 12/30/22	30	0.00	142,505.96	0.00	142,505.96	0.00	0.00	0.00	142,505.96	0.00
E-RR	12/01/22 - 12/30/22	30	0.00	91,231.70	0.00	91,231.70	0.00	0.00	0.00	91,231.70	0.00
F-RR	12/01/22 - 12/30/22	30	0.00	38,412.98	0.00	38,412.98	0.00	0.00	0.00	38,412.98	0.00
G-RR	12/01/22 - 12/30/22	30	627,350.50	110,694.43	0.00	110,694.43	13,208.29	0.00	0.00	97,486.14	640,558.79
VRR Interest	12/01/22 - 12/30/22	30	17,408.48	90,351.09	0.00	90,351.09	366.52	0.00	0.00	89,984.57	17,775.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			644,758.98	3,346,336.77	0.00	3,346,336.77	13,574.81	0.00	0.00	3,332,761.96	658,333.79

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	23312JBB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	666,258.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (Cert)	23312JBD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	N/A	2,676,107.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (Cert)	23312JBF9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	4.183661%	4,190,133.48	3,135,072.41	3,883.91	10,930.07	0.00	0.00	14,813.98	3,131,188.50
V1-ASB (Cert)	23312JBH5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.183661%	997,584.76	886,493.40	16,312.84	3,090.66	0.00	0.00	19,403.50	870,180.56
V1-A4 (Cert)	23312JBK8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.183661%	5,549,845.67	5,549,845.67	0.00	19,348.89	0.00	0.00	19,348.89	5,549,845.67
V1-A5 (Cert)	23312JBM4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.183661%	7,322,410.88	7,322,410.88	0.00	25,528.74	0.00	0.00	25,528.74	7,322,410.88
V1-AM (Cert)	23312JBP7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.183661%	2,904,622.73	2,904,622.73	0.00	10,126.63	0.00	0.00	10,126.63	2,904,622.73
V1-B (Cert)	23312JBR3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.183661%	1,337,651.55	1,337,651.55	0.00	4,663.57	0.00	0.00	4,663.57	1,337,651.55
V1-C (Cert)	23312JBT9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.183661%	1,375,862.24	1,375,862.24	0.00	4,796.78	0.00	0.00	4,796.78	1,375,862.24
V1-D (Cert)	23312JBV4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.183661%	1,490,522.05	1,490,522.05	0.00	5,196.53	0.00	0.00	5,196.53	1,490,522.05
V1-E (Cert)	23312JBX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.183661%	726,142.00	726,141.81	0.00	2,531.61	0.00	0.00	2,531.61	726,141.81
V1-F (Cert)	23312JBZ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.183661%	305,741.00	305,741.00	0.00	1,065.93	0.00	0.00	1,065.93	305,741.00
V1-G (Cert)	23312JCB7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.183661%	1,031,927.03	881,051.81	0.00	2,705.17	0.00	(4,903.24)	2,705.17	885,955.05
Regular Interest Total			30,574,810.19	25,915,415.55	20,196.75	89,984.58	0.00	(4,903.24)	110,181.33	25,900,122.04
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	23312JAA1	N/A	666,258.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	23312JAB9	N/A	2,676,107.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	23312JAC7	N/A	4,190,133.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	23312JAD5	N/A	997,584.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	23312JAE3	N/A	5,549,845.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	23312JAF0	N/A	7,322,410.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	23312JAH6	N/A	2,904,622.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	23312JAJ2	N/A	1,337,651.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	23312JAK9	N/A	1,375,862.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	23312JAQ6	N/A	1,490,522.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	23312JAT0	N/A	726,142.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	23312JAV5	N/A	305,741.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	23312JAX1	N/A	1,031,927.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	23312JCE1	4.183661%	30,574,810.00	25,915,415.57	20,196.76	89,984.57	0.00	(4,903.24)	110,181.33	25,900,122.05
Exchangeable Certificates Total			61,149,620.19	25,915,415.57	20,196.76	89,984.57	0.00	(4,903.24)	110,181.33	25,900,122.05

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information

Total Available Distribution Amount (1)	4,080,789.98

	Credit Opportunity
Other identity under which the Directing Certificateholder or it's parent entity primarily operates:	Partners Aggregator I
	L.P.
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,472,788.79	Master Servicing Fee	7,220.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,124.43
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	413.26
ARD Interest	0.00	Operating Advisor Fee	2,148.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,472,788.79	Total Fees	14,907.44

Principal		Expenses/Reimbursements
Scheduled Principal	566,426.38	Reimbursement for Interest on Advances	70.54
Unscheduled Principal Collections		ASER Amount	8,630.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,409.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	181,601.64	Special Servicing Fees (Work Out)	1,464.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	748,028.02	Total Expenses/Reimbursements	13,574.78

		Interest Reserve Deposit	111,544.56

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,332,761.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	748,028.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,080,789.98
Total Funds Collected	4,220,816.81	Total Funds Distributed	4,220,816.76

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

Certificate Ratings Detail

				DBRS, Inc.			Fitch Ratings, Inc.		Moody's Investors Service, Inc			Standard & Poor's Rating Services
					Date Last			Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed			Changed
	A1	23312JAA1	AAA	Discontinued	01/01/23	AAA	PIF	01/01/23	Aaa	N/A	01/01/23	AAA	N/A	01/01/23
	A2	23312JAB9	AAA	AAA	01/01/23	AAA	PIF	01/01/23	Aaa	WR	01/01/23	AAA	N/A	01/01/23
	A3	23312JAC7	AAA	AAA	01/01/23	AAA	AAA	01/01/23	Aaa	Aaa	01/01/23	AAA	AAA	01/01/23
	ASB	23312JAD5	AAA	AAA	01/01/23	AAA	AAA	01/01/23	Aaa	Aaa	01/01/23	AAA	AAA	01/01/23
	A4	23312JAE3	AAA	AAA	01/01/23	AAA	AAA	01/01/23	Aaa	Aaa	01/01/23	AAA	AAA	01/01/23
	A5	23312JAF0	AAA	AAA	01/01/23	AAA	AAA	01/01/23	Aaa	Aaa	01/01/23	AAA	AAA	01/01/23
	XA	23312JAG8	AAA	AAA	01/01/23	AAA	AAA	01/01/23	Aa1	Aa1	01/01/23	AA+	AA+	01/01/23
	XB	23312JAL7	AA (low)	AA (low)	01/01/23	A-	A-	01/01/23	NR	NR	01/01/23	NR	N/A	01/01/23
	XD	23312JAN3	BBB (high)	BBB (high)	01/01/23	BBB-	BBB-	01/01/23	NR	NR	01/01/23	NR	N/A	01/01/23
	AM	23312JAH6	AAA	AAA	01/01/23	AAA	AAA	01/01/23	Aa3	Aa3	01/01/23	AA+	AA+	01/01/23
	B	23312JAJ2	AA (high)	AA (high)	01/01/23	AA-	AA-	01/01/23	NR	NR	01/01/23	AA-	AA-	01/01/23
	C	23312JAK9	A (high)	A (high)	01/01/23	A-	A-	01/01/23	NR	NR	01/01/23	NR	N/A	01/01/23
	D	23312JAQ6	BBB	BBB	01/01/23	BBB-	BBB-	01/01/23	NR	NR	01/01/23	NR	N/A	01/01/23
ERR		23312JAT0	BB (high)	N/A	01/01/23	BB-	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23
	FRR	23312JAV5	BB (high)	BB (low)	01/01/23	B-	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23
GRR		23312JAX1	NR	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23
VRR_1_RI			NR	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23
	S	23312JAZ6	NR	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23	NR	N/A	01/01/23
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	959,830,234.39	959,830,234.39	Beginning Certificate Balance	959,830,234.39
(-) Scheduled Principal Collections	566,426.38	566,426.38	(-) Principal Distributions	748,028.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(181,601.64)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(181,601.64)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(181,601.64)	(181,601.64)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	959,263,808.01	959,263,808.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	960,617,904.59	960,617,904.59	Ending Certificate Balance	959,263,808.01
Ending Actual Collateral Balance	960,065,296.81	960,065,296.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	83,376,733.42	8.69%	53	4.7032	NAP	Defeased	3	83,376,733.42	8.69%	53	4.7032	NAP
	7,499,999 or less	6	33,850,481.21	3.53%	52	4.7506	1.240490	1.39 or less	10	233,938,896.06	24.39%	52	4.2797	1.055358
7,500,000 to 14,999,999		8	86,663,090.84	9.03%	48	4.5655	1.557113	1.40 to 1.44	3	49,341,184.11	5.14%	52	4.5781	1.416900
15,000,000 to 24,999,999		9	181,138,978.17	18.88%	52	4.3355	1.633310	1.45 to 1.54	3	34,104,939.76	3.56%	52	4.4426	1.499945
25,000,000 to 49,999,999		7	254,234,524.37	26.50%	52	4.3555	2.591425	1.55 to 1.99	10	270,067,456.22	28.15%	52	4.2810	1.743996
50,000,000 to 74,999,999		3	160,000,000.00	16.68%	38	3.8186	2.297500	2.00 to 2.49	4	86,890,000.00	9.06%	52	4.0044	2.242555
	75,000,000 or greater	2	160,000,000.00	16.68%	34	3.6128	2.454375	2.50 to 2.87	3	81,544,598.44	8.50%	20	3.8064	2.696838
	Totals	38	959,263,808.01	100.00%	46	4.2014	2.099535	2.88 or greater	2	120,000,000.00	12.51%	27	3.7087	5.318333
								Totals	38	959,263,808.01	100.00%	46	4.2014	2.099535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	83,376,733.42	8.69%	53	4.7032	NAP	Oregon	2	24,330,509.95	2.54%	53	4.3140	1.909687
Alabama	2	2,497,992.36	0.26%	17	3.5628	3.720000	Pennsylvania	4	3,955,090.54	0.41%	41	4.1783	2.346513
Arizona	2	5,645,094.03	0.59%	26	3.7955	3.200822	South Carolina	2	967,017.21	0.10%	17	3.5628	3.720000
Arkansas	1	289,089.82	0.03%	53	4.4860	1.660000	Texas	31	59,030,739.10	6.15%	42	4.2706	1.884157
California	23	270,416,650.35	28.19%	44	4.2036	2.828232	Utah	1	11,062,400.00	1.15%	51	3.7950	1.690000
Colorado	1	3,320,800.00	0.35%	51	3.7950	1.690000	Virginia	4	6,849,296.34	0.71%	32	3.9390	2.880554
Connecticut	2	7,589,766.91	0.79%	21	3.6565	3.510936	Washington	3	12,322,540.78	1.28%	52	4.0374	1.679477
Florida	6	15,418,362.26	1.61%	43	4.5088	2.112733	Wisconsin	5	6,549,239.65	0.68%	25	3.6921	3.263906
Georgia	3	46,765,798.27	4.88%	52	4.6445	1.385757	Wyoming	1	851,821.44	0.09%	53	4.4860	1.660000
Illinois	3	3,126,365.96	0.33%	53	4.4860	1.660000	Totals	160	959,263,808.01	100.00%	46	4.2014	2.099535
Indiana	7	17,479,637.35	1.82%	29	3.8605	3.055728
									Property Type³
Iowa	1	715,105.16	0.07%	17	3.5628	3.720000
Kentucky	2	26,256,739.53	2.74%	52	4.7350	1.782597		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	589,961.76	0.06%	17	3.5628	3.720000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	8,168,119.72	0.85%	25	3.6886	3.247199	Defeased	11	83,376,733.42	8.69%	53	4.7032	NAP
Massachusetts	1	13,710,965.02	1.43%	53	4.7500	0.690000	Industrial	27	65,632,638.63	6.84%	21	3.6707	3.543637
Michigan	7	19,667,837.87	2.05%	36	3.8344	2.622680	Lodging	69	145,884,396.55	15.21%	50	4.4277	3.364848
Minnesota	5	6,065,718.15	0.63%	29	3.8340	3.042423	Mixed Use	5	109,112,957.92	11.37%	52	4.0819	2.066206
Missouri	3	3,447,131.93	0.36%	17	3.5628	3.720000	Multi-Family	4	43,687,380.71	4.55%	52	4.7712	1.705936
Nevada	3	44,471,798.43	4.64%	51	4.5566	1.465856	Office	21	234,499,301.31	24.45%	39	3.8255	1.842078
New Jersey	1	1,468,032.77	0.15%	53	4.4860	1.660000	Other	12	45,400,000.00	4.73%	51	3.7950	1.690000
New York	8	233,220,608.43	24.31%	52	3.8920	1.587090	Retail	10	220,926,520.94	23.03%	52	4.4335	1.502616
North Carolina	3	12,799,565.64	1.33%	20	4.4348	2.684795	Self Storage	1	10,743,878.68	1.12%	52	4.5250	2.590000
Ohio	5	5,232,035.27	0.55%	41	4.1800	2.342776	Totals	160	959,263,808.01	100.00%	46	4.2014	2.099535
Oklahoma	3	1,605,242.74	0.17%	42	4.2065	2.283613

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	83,376,733.42	8.69%	53	4.7032	NAP	Defeased	3	83,376,733.42	8.69%	53	4.7032	NAP
	4.4999% or less	18	629,290,754.27	65.60%	43	3.9483	2.475851	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	166,548,189.46	17.36%	52	4.6055	1.432379	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	7	80,048,130.86	8.34%	52	4.8276	1.190921	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	959,263,808.01	100.00%	46	4.2014	2.099535	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	35	875,887,074.59	91.31%	46	4.1537	2.160006
								Totals	38	959,263,808.01	100.00%	46	4.2014	2.099535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	83,376,733.42	8.69%	53	4.7032	NAP	Defeased	3	83,376,733.42	8.69%	53	4.7032	NAP
	60 months or less	35	875,887,074.59	91.31%	46	4.1537	2.160006	Interest Only	16	584,785,000.00	60.96%	43	3.9142	2.534966
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
116 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 119 months	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or greater	19	291,102,074.59	30.35%	51	4.6347	1.406762
	Totals	38	959,263,808.01	100.00%	46	4.2014	2.099535	Totals	38	959,263,808.01	100.00%	46	4.2014	2.099535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	83,376,733.42	8.69%	53	4.7032	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	869,514,362.96	90.64%	46	4.1482	2.179135
	13 months to 24 months	1	6,372,711.63	0.66%	53	4.9000	(0.450000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	959,263,808.01	100.00%	46	4.2014	2.099535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2A2	30312632	OF	New York	NY	Actual/360	3.669%	236,982.08	0.00	0.00	N/A	06/01/27	--	75,000,000.00	75,000,000.00	12/01/22
1A2C12	30312633	OF	New York	NY	Actual/360	3.669%	59,245.52	0.00	0.00	N/A	06/01/27	--	18,750,000.00	18,750,000.00	12/01/22
2	30312634	Various Various		Various	Actual/360	3.563%	260,779.36	0.00	0.00	N/A	06/05/24	--	85,000,000.00	85,000,000.00	01/05/23
3A1C1	30312641	MU	New York	NY	Actual/360	3.954%	170,239.40	0.00	0.00	N/A	05/06/27	--	50,000,000.00	50,000,000.00	01/06/23
3A1C4	30312642	MU	New York	NY	Actual/360	3.954%	68,095.76	0.00	0.00	N/A	05/06/27	--	20,000,000.00	20,000,000.00	01/06/23
3A1C5	30312643	MU	New York	NY	Actual/360	3.954%	34,047.88	0.00	0.00	N/A	05/06/27	--	10,000,000.00	10,000,000.00	01/06/23
4A1	30312644	LO	Various	Various	Actual/360	4.486%	154,517.78	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	01/01/23
4A7	30312650	LO	Various	Various	Actual/360	4.486%	154,517.78	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	01/01/23
5	30312661	MF	Dallas	TX	Actual/360	4.710%	251,070.79	102,582.92	0.00	N/A	06/06/27	--	61,903,626.39	61,801,043.47	01/06/23
6	30312585	OF	San Francisco	CA	Actual/360	3.555%	183,659.50	0.00	0.00	N/A	04/06/24	--	60,000,000.00	60,000,000.00	01/06/23
7	30312591	RT	New York	NY	Actual/360	4.000%	172,222.22	0.00	0.00	05/01/27	05/01/29	--	50,000,000.00	50,000,000.00	01/01/23
9	30312473	98	Various	Various	Actual/360	3.795%	148,363.42	0.00	0.00	04/06/27	04/06/28	--	45,400,000.00	45,400,000.00	01/06/23
11	30312664	RT	Lake Forest	CA	Actual/360	4.670%	139,353.69	47,224.17	0.00	N/A	05/06/27	--	34,653,124.69	34,605,900.52	01/06/23
12	30312665	LO	Monterey	CA	Actual/360	4.063%	122,454.31	0.00	0.00	N/A	05/01/27	--	35,000,000.00	35,000,000.00	01/01/23
13	30298407	OF	Reno	NV	Actual/360	4.580%	127,988.70	48,461.48	0.00	N/A	04/06/27	--	32,452,409.86	32,403,948.38	01/06/23
14	30312666	RT	Columbus	GA	Actual/360	4.620%	106,874.92	39,569.57	0.00	N/A	05/06/27	--	26,864,245.04	26,824,675.47	01/06/23
15	30312667	RT	Palm Desert	CA	Actual/360	4.370%	93,327.31	43,895.05	0.00	N/A	05/06/27	--	24,800,938.01	24,757,042.96	01/06/23
17	30312669	MF	Lexington	KY	Actual/360	4.750%	101,400.16	29,011.67	0.00	N/A	05/01/27	--	24,790,532.67	24,761,521.00	01/01/23
18	30298535	RT	Oregon City	OR	Actual/360	4.300%	83,312.50	0.00	0.00	N/A	06/06/27	--	22,500,000.00	22,500,000.00	01/06/23
19	30312670	RT	Warner Robins	GA	Actual/360	4.750%	75,492.01	30,728.43	0.00	N/A	04/01/27	--	18,456,451.23	18,425,722.80	01/01/23
20	30312671	MU	Santa Monica	CA	Actual/360	4.180%	71,970.89	0.00	0.00	N/A	06/06/27	--	19,995,000.00	19,995,000.00	01/06/23
21	30312672	IN	El Paso	TX	Actual/360	4.630%	68,960.28	23,638.70	0.00	N/A	06/06/27	--	17,296,522.92	17,272,884.22	01/06/23
22	30312673	RT	College Station	TX	Actual/360	4.540%	63,077.04	22,827.64	0.00	N/A	03/01/27	--	16,134,527.50	16,111,699.86	01/01/23
23	30312674	OF	Goleta	CA	Actual/360	4.460%	60,902.68	19,787.14	0.00	N/A	05/06/27	--	15,857,778.69	15,837,991.55	01/06/23
24	30312675	LO	Braintree	MA	Actual/360	4.750%	56,174.07	22,594.68	0.00	N/A	06/06/27	--	13,733,559.70	13,710,965.02	01/06/23
27	30298584	MF	Las Vegas	NV	Actual/360	4.560%	44,315.65	19,211.30	0.00	N/A	06/06/27	--	11,285,818.52	11,266,607.22	01/06/23
28	30312679	SS	El Monte	CA	Actual/360	4.525%	41,936.05	18,536.40	0.00	N/A	05/06/27	--	10,762,415.08	10,743,878.68	01/06/23
29	30312680	RT	El Cajon	CA	Actual/360	4.520%	45,139.09	14,282.21	0.00	N/A	05/06/27	--	11,597,254.52	11,582,972.31	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	30312681	LO	Wilmington	NC	Actual/360	4.490%	41,818.58	15,207.79	0.00	N/A	06/01/24	--	10,815,927.55	10,800,719.76	01/01/23
31	30312682	RT	Richmond	TX	Actual/360	4.730%	38,513.20	15,612.82	0.00	N/A	06/01/27	--	9,455,602.75	9,439,989.93	05/01/20
32	30312683	MU	Redwood City	CA	Actual/360	4.990%	39,241.15	14,379.91	0.00	N/A	06/06/27	--	9,132,337.83	9,117,957.92	01/06/23
33	30312684	RT	Fern Park	FL	Actual/360	4.690%	27,017.12	11,188.10	0.00	N/A	05/01/27	--	6,689,705.19	6,678,517.09	01/01/23
34	30298581	LO	Brooklyn	NY	Actual/360	4.900%	26,932.42	10,218.45	0.00	N/A	06/06/27	--	6,382,930.08	6,372,711.63	06/06/20
35	30298538	IN	Carlsbad	CA	Actual/360	4.590%	27,232.73	0.00	0.00	N/A	06/06/27	--	6,890,000.00	6,890,000.00	01/06/23
36	30312685	OF	San Francisco	CA	Actual/360	4.350%	23,411.46	0.00	0.00	N/A	05/06/27	--	6,250,000.00	6,250,000.00	01/06/23
38	30312687	MF	St. Petersburg	FL	Actual/360	5.110%	20,102.37	7,075.85	0.00	N/A	05/06/27	--	4,568,431.54	4,561,355.69	01/06/23
39	30312688	OF	Irving	TX	Actual/360	4.900%	18,179.51	5,703.19	0.00	N/A	02/06/27	--	4,308,508.92	4,302,805.73	01/06/23
40	30312689	MF	Massena	NY	Actual/360	5.210%	13,919.41	4,688.91	0.00	N/A	06/06/27	--	3,102,585.71	3,097,896.80	01/06/23
Totals							3,472,788.79	566,426.38	0.00				959,830,234.39	959,263,808.01
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A2	100,345,546.90	27,015,902.67	01/01/22	09/30/22	01/06/23	0.00	0.00	236,739.89	236,739.89	0.00	0.00
1A2C12	100,345,546.90	27,015,902.67	01/01/22	09/30/22	01/06/23	0.00	0.00	59,184.98	59,184.98	0.00	0.00
2	0.00	52,098,136.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	75,102,247.00	70,850,722.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C4	75,102,247.00	70,850,722.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C5	75,102,247.00	70,850,722.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	50,728,220.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	6,790.79	0.00
4A7	0.00	50,728,220.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	15,123,465.96	16,727,418.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,537,103.45	6,737,632.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	14,747,581.04	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,449,786.76	3,071,685.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,437,037.91	14,916,557.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,238,664.73	3,309,669.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,383,787.23	2,541,152.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,435,709.74	2,559,077.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,425,943.73	2,435,475.50	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,372,440.27	2,190,483.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,168,107.72	1,893,019.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,701,746.04	1,576,907.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,498,846.62	1,522,911.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,301,266.92	1,116,883.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	558,555.82	850,090.30	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,060,229.25	1,262,730.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,810,344.74	1,895,830.15	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,131,742.14	1,084,506.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	2,034,740.75	2,063,630.72	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	111,185.13	118,680.83	12/01/21	11/30/22	08/08/22	873,083.12	74,176.85	50,161.61	1,646,036.60	141,270.50	0.00
32	807,552.11	624,659.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	777,508.86	721,022.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(167,169.39)	0.00	--	--	04/06/22	1,211,783.41	105,770.95	31,964.43	1,045,048.98	361,638.16	0.00
35	702,274.40	662,413.54	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	544,659.36	404,761.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	494,501.22	549,059.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	355,785.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	488,937,866.27	506,078,176.35				2,084,866.53	179,947.80	378,050.91	2,987,010.45	509,699.45	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/23	0	0.00	0	0.00	2	15,812,701.56	1	6,372,711.63	0	0.00	0	0.00	0	0.00	0	0.00	4.201433%	4.183400%	46
12/12/22	0	0.00	0	0.00	2	15,838,532.83	1	6,382,930.08	0	0.00	0	0.00	0	0.00	0	0.00	4.201697%	4.183661%	47
11/14/22	0	0.00	0	0.00	2	15,866,363.99	1	6,393,972.23	0	0.00	0	0.00	0	0.00	0	0.00	4.201983%	4.183943%	48
10/13/22	0	0.00	0	0.00	2	15,891,974.50	1	6,404,101.35	0	0.00	0	0.00	0	0.00	0	0.00	4.202245%	4.184201%	49
09/12/22	0	0.00	0	0.00	2	15,919,592.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.202528%	4.184481%	50
08/12/22	0	0.00	0	0.00	2	15,944,984.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.202787%	4.184737%	51
07/12/22	0	0.00	0	0.00	2	15,970,271.44	0	0.00	0	0.00	0	0.00	0	0.00	1	4,670,999.75	4.203044%	4.184991%	52
06/10/22	0	0.00	0	0.00	2	15,997,578.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.211510%	4.193472%	53
05/12/22	0	0.00	0	0.00	2	16,022,648.71	1	0.00	0	0.00	0	0.00	0	0.00	1	7,146,666.96	4.227995%	4.209819%	51
04/12/22	0	0.00	0	0.00	3	28,784,385.63	1	12,734,638.88	0	0.00	0	0.00	0	0.00	0	0.00	4.235363%	4.217230%	51
03/11/22	0	0.00	0	0.00	3	28,826,387.53	1	12,751,784.72	0	0.00	0	0.00	0	0.00	0	0.00	4.235580%	4.217443%	52
02/11/22	0	0.00	0	0.00	3	28,879,739.76	1	12,773,969.36	0	0.00	0	0.00	0	0.00	0	0.00	4.235854%	4.217713%	53
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A2A2	30312632	12/01/22	0	B	236,739.89	236,739.89	0.00	75,000,000.00	11/02/21	3	10/31/23
1A2C12	30312633	12/01/22	0	B	59,184.98	59,184.98	0.00	18,750,000.00	11/02/21	3	10/31/23
31	30312682	05/01/20	31	6	50,161.61	1,646,036.60	246,244.83	9,929,693.67	05/05/20	13
34	30298581	06/06/20	30	6	31,964.43	1,045,048.98	556,239.28	6,684,496.69	06/08/20	2		10/03/19
Totals					378,050.91	2,987,010.45	802,484.11	110,364,190.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		155,800,720	155,800,720	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		708,063,088	692,250,387	9,439,990		6,372,712
> 60 Months		95,400,000	95,400,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	959,263,808	943,451,106	0	0	9,439,990	6,372,712
Dec-22	959,830,234	943,991,702	0	0	9,455,603	6,382,930
Nov-22	960,442,730	944,576,366	0	0	15,866,364	0
Oct-22	961,004,455	945,112,481	0	0	15,891,975	0
Sep-22	961,612,419	945,692,826	0	0	15,919,593	0
Aug-22	962,169,479	946,224,494	0	0	15,944,984	0
Jul-22	962,724,317	946,754,046	0	0	15,970,271	0
Jun-22	967,996,642	951,999,064	0	0	15,997,578	0
May-22	1,042,916,821	1,026,894,173	0	0	16,022,649	0
Apr-22	1,056,229,989	1,027,445,604	0	0	28,784,386	0
Mar-22	1,056,777,214	1,027,950,826	0	0	28,826,388	0
Feb-22	1,057,466,258	1,028,586,518	0	0	28,879,740	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A2A2	30312632	75,000,000.00	75,000,000.00	2,210,000,000.00	04/01/17	27,015,902.67	1.02000	09/30/22	06/01/27	I/O
1A2C12	30312633	18,750,000.00	18,750,000.00	2,210,000,000.00	04/01/17	27,015,902.67	1.02000	09/30/22	06/01/27	I/O
31	30312682	9,439,989.93	9,929,693.67	11,475,000.00	07/06/22	43,506.83	0.07000	11/30/22	06/01/27	292
34	30298581	6,372,711.63	6,684,496.69	7,100,000.00	11/03/20	(200,644.59)	(0.45000)	03/31/21	06/06/27	292
Totals		109,562,701.56	110,364,190.36	4,438,575,000.00		53,874,667.58

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A2A2	30312632	OF	NY	11/02/21	3

12/5/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is se cured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. Brwr filed a 12/31/20 ap p. in BK court with a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. Brwrs BK plan was confirmed and the

Effective Date of the plan was September 9, 2022. Loan return to master servicing in November.
1A2C12	30312633	OF	NY	11/02/21	3

12/5/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is se cured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. Brwr filed a 12/31/20 ap p. in BK court with a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. Brwrs BK plan was confirmed and the

Effective Date of the plan was September 9, 2022. Loan return to master servicing in November.
31	30312682	RT	TX	05/05/20	13

12/15/2022: Loan transferred to Special Servicing 5-5-2020 due to payment default. Loan was past due for the 3/1/2020 payment due to low occupancy. The property is 68% occupied having five (5) vacant spaces for lease but is now 80%

occupied as of 11/1/202 2 when a restaurant tenant took possession of one of the vacant spaces consisting of 4,300/sf. It was determined to continue leasing efforts and re-schedule the marketing efforts in the 1st quarter of 2023.

34	30298581	LO	NY	06/08/20	2

01/03/2023 - Loan transferred to Special Servicing 06/08/2020 due to payment delinquency. Loan remains past due for its 07/06/2020 payment. Collateral is a 42-room, four-story, limited-service hotel in Brooklyn, NY. The property was operating under a Franchise Agreement with Choice Hotels Ascend Collection through 2031 but is now running independently. Midland is dual-tracking foreclosure and receivership since they are the best resolution options. For foreclosure, a referee has been appointed and Midland''s legal counsel is preparing the paperwork to evidence the amounts due from the Borrower. For receivership, a hearing is scheduled for 02/15/2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30312644	40,000,000.00	4.48600%	40,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
4A1	30312644	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
4A7	30312650	40,000,000.00	4.48600%	40,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
4A7	30312650	0.00	4.48600%	0.00	4.48600%	8	09/08/20	09/01/20	08/31/20
11	30312664	0.00	4.67000%	0.00	4.67000%	10	05/03/21	05/06/21	06/09/21
11	30312664	0.00	4.67000%	0.00	4.67000%	10	06/09/21	05/06/21	05/03/21
Totals		80,000,000.00		80,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	30312676 05/12/22	12,734,638.88	11,600,000.00	8,726,507.97	1,579,841.01	8,726,507.97	7,146,666.96	5,587,971.92	181,601.64	6,045,435.44	(457,463.52)	3.43%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,734,638.88	11,600,000.00	8,726,507.97	1,579,841.01	8,726,507.97	7,146,666.96	5,587,971.92	181,601.64	6,045,435.44	(457,463.52)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	30312676	01/12/23	0.00	0.00	(457,463.52)	0.00	0.00	(181,601.64)	0.00	0.00	5,406,370.28
		05/12/22	0.00	0.00	5,587,971.92	0.00	0.00	5,587,971.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(181,601.64)	0.00	0.00	(181,601.64)
Cumulative Totals			0.00	0.00	(457,463.52)	0.00	0.00	5,406,370.28	0.00	0.00	5,406,370.28

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	1,464.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,035.58	0.00	0.00	3,522.28	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,374.10	0.00	0.00	5,107.84	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	70.54	0.00	0.00	0.00
Total	0.00	0.00	3,409.68	0.00	1,464.44	8,630.12	0.00	0.00	70.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,574.78

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30